Document and Entity Information	Mar. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 11, 2025
Entity Registrant Name	Magnachip Semiconductor Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address Address Line 1	c/o Magnachip Semiconductor, Ltd.
Entity Address Address Line 2	15F, 76 Jikji-daero 436beon-gil, Heungdeok-gu
Entity Address Address Line 3	Cheongju-si
Entity Address City Or Town	Chungcheongbuk-do
Entity Address Postal Zip Code	28581
Entity Address Country	KR
Country Region	82
City Area Code	2
Local Phone Number	6903-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Form 8-K/A”) amends the Current Report on Form 8-K, dated March 11, 2025, that was filed with the Securities and Exchange Commission (the “SEC”) on March 14, 2025 (the “Initial Form 8-K”) by Magnachip Semiconductor Corporation (the “Company”) concerning the decision of the Audit Committee of the Board of Directors (the “Audit Committee”) of the Company to engage Ernst & Young Han Young (“E&Y”) to serve as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2025 following the completion of the audit of the Company’s consolidated financial statements as of and for the fiscal years ended December 31, 2024 by Samil PricewaterhouseCoopers (“Samil PWC”) and the issuance of Samil PWC’s reports thereon.
Entity Central Index Key	0001325702